CONDENSED STATEMENTS OF CASH FLOWS (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (6,029,225)	$ 12,460,086
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of derivative liabilities	1,431,884	(12,878,753)
Interest expense	0	4,146
Investment income earned on cash and investments held in Trust Account	(1,499,839)	(700,653)
Reduction in deferred underwriting commissions	(440,592)	0
Changes in operating assets and liabilities:
Prepaid expenses	3,809	237,000
Accounts payable	(21,330)	69,430
Accrued expenses - related party	60,000	0
Accrued expenses	5,579,612	327,333
Net cash used in operating activities	(915,681)	(481,411)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for working capital purposes	578,729	27,010
Cash withdrawn from Trust Account in connection with redemption	478,003,632	0
Net cash provided by (used in) investing activities	478,582,361	27,010
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	350,000	500,000
Redemption of common stock	(478,003,632)	0
Net cash (used in) provided by financing activities	(477,653,632)	500,000
Net (decrease) increase in cash	13,048	45,599
Cash - beginning of the period	22,339	93,599
Cash - end of the period	35,387	139,198
Supplemental disclosure of noncash investing and financing activities:
Increase in value of Class A common stock subject to possible redemption	18,830	585,955
Reduction in deferred underwriting fee payable	$ 10,143,000	$ 0